Other income, net (Tables)	12 Months Ended
Mar. 31, 2017
Other income, net
Other income, net

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB)
Royalty fee and software technology services fee charged to Ant Financial Services and Alipay (Note 22)	1,667	1,122	2,086
Government grants (i)	327	401	451
Amortization of the excess value in relation to the restructuring of Payment Services (Note 4(b))	(166)	(264)	(264)
Exchange differences	1	(563)	2,328
Others	657	1,362	1,485

Total	2,486	2,058	6,086

(i)

Governqment grants mainly represent amounts received from central and local governments in connection with the Company's investments in local business districts and contributions to technology development.